Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018	Nov. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (2,072,798)	$ (2,859,276)	$ (5,297,247)	$ (6,008,864)
Accumulated deficit	(90,918,186)		(90,918,186)		$ (85,620,939)
Working capital deficiency	$ (3,521,162)		$ (3,521,162)		$ (3,408,814)